Derivative Instruments	12 Months Ended
Mar. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments	Derivative Instruments
The following table sets forth the total outstanding notional amount and the fair value of the Company’s derivative instruments held at 31 March 2024 and 2023:

			Fair Value as of
(Millions of US dollars)	Notional Amount		31 March 2024		31 March 2023
Derivatives not accounted for as hedges	31 March 2024	31 March 2023	Assets	Liabilities	Assets	Liabilities
Foreign currency forward contracts	$20.1	$269.0	$0.2	$0.7	$2.2	$11.4
The Company’s foreign currency forward contracts are valued using models that maximize the use of market observable inputs including interest rate curves and both forward and spot prices for currencies and are categorized as Level 2 within the fair value hierarchy.
The following table sets forth the gain and loss on the Company’s foreign currency forward contracts recorded in the Company’s consolidated statements of operations and comprehensive income as follows:

	31 March
(Millions of US dollars)	2024	2023	2022
Asbestos adjustments loss	$7.8	$24.5	$5.3
Selling, general and administrative expenses (income)	—	4.0	(2.1)
Total loss	$7.8	$28.5	$3.2